Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 3,325,177	$ 3,932,698	$ 7,201,244
Accounts receivable, net	438,572	154,935	298,035
Inventory	3,365,292	3,825,390	4,530,136
Prepaid/in-transit inventory	1,361,990	163,948	141,611
Prepaid expenses and other current assets	278,445	189,418	171,791
Total current assets	8,769,476	8,266,389	12,342,817
Property and equipment	905,428	1,348,326	1,394,619
Accumulated depreciation	(396,094)	(430,295)	(250,861)
Property and equipment, net	509,334	918,031	1,143,758
Other Assets
Operating leases - right-of-use asset	822,694	2,662,015	3,148,455
Deposits	27,471	58,896	63,901
Total other assets	850,165	2,720,911	3,212,356
Total assets	10,128,975	11,905,331	16,698,931
Current liabilities
Accounts payable	334,632	286,985	230,250
Customer deposits	41,249	17,423	58
Accrued expenses and other current liabilities	214,499	292,515	306,164
Convertible note payable		2,082,856
Derivative liability - warrants	5,886,823
Current portion of operating lease liability	260,024	522,764	465,055
Current portion of stockholder promissory notes		762,500	500,000
Current portion of long-term debt	32,178	50,839	71,426
Total current liabilities	6,769,405	4,015,882	1,572,953
Long-term-debt, net of current portion	207,752	298,442	439,049
Operating lease liability, net of current portion	606,969	2,241,325	2,754,964
Stockholder promissory notes, net of current portion			325,000
Total liabilities	7,584,126	6,555,649	5,091,966
Stockholders' equity
Preferred stock, par value $.001; 20,000,000 authorized; zero 0 shares issued and outstanding
Common stock, par value $.001; 200,000,000 shares authorized; 918,724 and 6,922,912 issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	919	6,923	6,802
Additional paid-in capital	36,867,524	26,438,524	25,239,654
Accumulated deficit	(34,323,594)	(21,095,765)	(13,639,491)
Total stockholders' equity	2,544,849	5,349,682	11,606,965
Total liabilities and stockholders' equity	$ 10,128,975	$ 11,905,331	$ 16,698,931